Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 578	$ 379,014
Total Current Assets	578	379,014
Property and Equipment, net of accumulated amortization	15,135	23,811
Total Assets	15,713	402,825
Current Liabilities
Accounts Payable	56,324	50,558
Accrued Liabilities	11,000	17,544
Due to Related Parties	98,066	105,066
Derivative Liability	26,627	48,729
Total Liabilities	192,017	221,897
Stockholders' Equity (Deficit)
Common Stock Authorized: unlimited common shares, with no par value Issued and outstanding: 103,660,905 common shares	17,646,580	17,646,580
Common Stock Subscribed	61,475	50,000
Additional Paid-In Capital	4,965,842	4,965,842
Accumulated Deficit	(8,538,759)	(8,538,759)
Accumulated Deficit During the Exploration Stage	(14,311,442)	(13,942,735)
Total Stockholders' Equity (Deficit)	(176,304)	180,928
Total Liabilities and Stockholders' Equity (Deficit)	$ 15,713	$ 402,825